Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies.
Commitments and Contingencies

8.            Commitments and Contingencies

Capital commitment

As of December 31, 2023 and 2024, capital commitment for lease of HK$886 (restated) and HK$Nil was expected, respectively.

Legal Proceeding

As of December 31, 2024, the Group is not aware of any material outstanding claim and litigation against them.